Accounts and notes and other receivables	12 Months Ended
Dec. 31, 2017
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Accounts and notes and other receivables
16.	Accounts and notes and other receivables

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Accounts receivable	4,138,580	4,013,705	135,415
Notes receivable	1,753	2,029	69
Less: Allowance for impairment losses	(87)	—	—

	4,140,246	4,015,734	135,484

Other receivables	57,411	56,716	1,914
Less: Allowance for impairment losses	—	—	—

	57,411	56,716	1,914

	4,197,657	4,072,450	137,398

As of December 31, 2016 and 2017, no accounts and notes and other receivables were pledged.

The movements in allowance for impairment of accounts and other receivables during the years are as follows:

	Accounts receivable	Other receivables
	NT$000	NT$000
January 1, 2016	—	—
Impairment losses recognized	87	—

December 31, 2016	87	—
Reversal of allowance for impairment losses	(87)	—

December 31, 2017	—	—

December 31, 2017 (US$000)	—	—

Receivables that were neither past due nor impaired relate to a large number of diversified customers for whom there was no recent history of default.

Receivables that were past due but not impaired relate to a number of independent customers that have a good track record with the Group. Based on past experience, the management of the Company are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in credit quality and the balances are still considered fully recoverable.

The individually impaired receivables related to customers that were in financial difficulties or other factors, e.g. the customers were in default or delinquency in interest or principal payments and only a portion of the receivables is expected to be recovered.

The Group’s accounts receivable that were neither past due nor impaired were fully performed in line with the credit standards prescribed based on counterparties’ industrial characteristics, scale of business and profitability.

Ageing of accounts receivable which are past due but not impaired is as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
≤ 1 month	24,141	10,482	354
1 – 2 months	728	477	16
2 – 3 months	183	426	14
3 – 4 months	245	1,431	48
> 4 months	2,013	3,056	103

	27,310	15,872	535